RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Related Party Transactions
Name of related parties	Relationship with the Company
Minzhu Xu	Chairperson of the Board
Shunqi Du	Legal representative of Paranovus Hainan
Shuang Wu	Former CEO of Bomie Wookoo Inc.

b.	Dues to the related parties

	As of March 31,	As of March 31,
Due to the related parties	2025	2024
Minzhu Xu	1,777,512	-
Shunqi Du	70,646	-
Shuang Wu	98,469	-
Total	$1,946,627	$-